Weighted-Average Assumptions Used in Determining Net Cost and Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Defined Benefit Plans Disclosures [Line Items]
Discount rate	2.00%	3.30%	3.25%
Rate of compensation increase	3.50%	3.50%	3.50%